Related Parties Balances and Transactions (Details) - USD ($) $ in Thousands	Jun. 01, 2021	Dec. 31, 2022
Related Parties Balances and Transactions (Details) [Line Items]
Employee agreement, description	the Company signed an employee agreement with its Chief Financial Officer according to which the Company will pay a monthly fee for his services. In addition, as part of the agreement, Chief Financial Officer was granted with 21,000 options (refer to Note 10(7)). Under the employment agreement, it was agreed that to the extent that economical value of the Options at such time that the Company consummates it’s IPO (the “Options Valuation”) will be, in the aggregate, less than US$ 200 thousand, then the Company shall allocate to the Employee additional Options equal, in the aggregate, to the difference between the Options Valuation and US$ 200 thousand.
Share-based payment liability amount		$ 370
Bottom of range [member]
Related Parties Balances and Transactions (Details) [Line Items]
Cash and cash equivalents deposits		6,000
Top of range [member]
Related Parties Balances and Transactions (Details) [Line Items]
Cash and cash equivalents deposits		$ 6,000